Capital Commitments - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital commitments [abstract]
Outstanding capital commitments	€ 285.9	€ 114.1	€ 66.2